UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania    February 14, 2005
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        37

Form 13F Information Table Value Total:        $206038
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTO CULVER CO              COM              013068101     4323 89000.000SH       SOLE                 5000.000         84000.000
AMERICAN INTL GROUP COM        COM              026874107     7265 110632.377SH      SOLE                 4300.000        106332.377
AMGEN INC COM                  COM              031162100     7419 115656.000SH      SOLE                 4200.000        111456.000
AUTOMATIC DATA PROCESS COM     COM              053015103     6650 149950.000SH      SOLE                 7100.000        142850.000
AVERY DENNISON CORP COM        COM              053611109     6059 101028.509SH      SOLE                 4600.000         96428.509
BED BATH & BEYOND INC COM      COM              075896100     5807 145800.000SH      SOLE                 6800.000        139000.000
BICO INC COM                   COM              088766100        0 22728.000SH       SOLE                                  22728.000
CENTEX CORP COM                COM              152312104     8004 134338.850SH      SOLE                 6200.000        128138.850
CISCO SYS INC COM              COM              17275R102     5000 258813.000SH      SOLE                11800.000        247013.000
CROWN NORTHCORP INC COM        COM              228429106        0 28145.000SH       SOLE                                  28145.000
DU PONT E I DE NEMOURS COM     COM              263534109      982 20012.000SH       SOLE                                  20012.000
DUKE ENERGY CORP COM           COM              264399106     3496 138000.000SH      SOLE                                 138000.000
EXXON MOBIL CORP COM           COM              30231G102     9512 185555.896SH      SOLE                 6500.000        179055.896
FISERV INC COM                 COM              337738108     5224 129975.000SH      SOLE                 7700.000        122275.000
GENERAL DYNAMICS CORP COM      COM              369550108     6917 66126.485SH       SOLE                 3300.000         62826.485
GENERAL ELEC CO COM            COM              369604103     7994 219019.580SH      SOLE                 9600.000        209419.580
HOME DEPOT INC COM             COM              437076102     7853 183741.251SH      SOLE                 7600.000        176141.251
ILLINOIS TOOL WKS INC COM      COM              452308109     6623 71459.650SH       SOLE                 3000.000         68459.650
INTERNATIONAL BUS MACH COM     COM              459200101     6355 64466.356SH       SOLE                 3100.000         61366.356
JOHNSON & JOHNSON COM          COM              478160104     9774 154112.056SH      SOLE                 5500.000        148612.056
JOHNSON CTLS INC COM           COM              478366107      469 7400.000 SH       SOLE                                   7400.000
KINDER MORGAN ENERGY UT LTD PA COM              494550106     2263 51050.000SH       SOLE                                  51050.000
MARRIOTT INTL CL A             COM              571903202     2670 42400.000SH       SOLE                 3500.000         38900.000
MCGRAW HILL COS INC COM        COM              580645109     8413 91902.500SH       SOLE                 3900.000         88002.500
MEDTRONIC INC COM              COM              585055106     7157 144091.536SH      SOLE                 6000.000        138091.536
MICROSOFT CORP COM             COM              594918104     6200 232020.000SH      SOLE                10800.000        221220.000
MORGAN STANLEY COM             COM              617446448     6857 123504.616SH      SOLE                 4800.000        118704.616
PEPSICO INC COM                COM              713448108     5369 102850.000SH      SOLE                 4000.000         98850.000
PFIZER INC COM                 COM              717081103     3835 142614.000SH      SOLE                 7900.000        134714.000
STAPLES INC COM                COM              855030102     5562 165000.000SH      SOLE                 7500.000        157500.000
STRYKER CORP COM               COM              863667101     5956 123450.000SH      SOLE                 5600.000        117850.000
T ROWE PRICE GROUP INC         COM              74144T108     7159 115101.493SH      SOLE                 5000.000        110101.493
UNITEDHEALTH GROUP INC         COM              91324P102     7751 88050.000SH       SOLE                 3800.000         84250.000
WAL MART STORES INC COM        COM              931142103      247 4674.178 SH       SOLE                                   4674.178
WALGREEN CO COM                COM              931422109     5311 138425.000SH      SOLE                 6000.000        132425.000
WELLS FARGO & CO COM           COM              949746101     8401 135175.707SH      SOLE                 4500.000        130675.707
BP P L C SPONSORED ADR         ADR              055622104     7161 122616.641SH      SOLE                 4700.000        117916.641